Convertible Loan (Details) - Schedule of Fair Values - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of Fair Values [Abstract]
Fair value at the beginning of the year	$ 4,905	$ 3,563
Change in fair value reported in statement of comprehensive loss	1,648
Conversion to the Company’s common stock	(6,553)
Fair value at the end of the period		$ 4,905